Great-West Life & Annuity Insurance Company
8515 East Orchard Road
Greenwood Village, Colorado 80111

May 3, 2011

VIA EDGAR TRANSMISSION
U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Maxim Series Account of
Great-West Life & Annuity Insurance Company
Certification Pursuant to Rule 497(j) under the Securities Act of 1933
File Nos. 033-82610; 811-03249

Ladies and Gentlemen:

In lieu of filing the form of the prospectus for Maxim Series Account (the “Account”) pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, the Account hereby certifies:

1.
The form of the prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Amendment No. 22 to the Account’s registration statement on Form N-4, the most recent amendment to the Account’s registration statement; and

2.
The text of Amendment No. 22 to the Account’s registration statement on Form N-4, the most recent amendment to the Account’s registration statement, has been filed with the Securities and Exchange Commission electronically via EDGAR transmission, on April 26, 2011.

If you should require any additional information regarding the foregoing, please do not hesitate to contact me at (303) 737-3011.

Maxim Series Account of
Great-West Life & Annuity Insurance Company
(Registrant)

By: /s/ Matthew D. Maxwell

Matthew D. Maxwell
Counsel
Great-West Life & Annuity Insurance Company